Acquisition (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities ¥ in Thousands	Jun. 30, 2024 CNY (¥)
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Abstract]
Cash acquired	¥ 212
Prepaid expenses and other current assets	104
Current assets	316
Property and equipment, net	270
Goodwill	9,686
Total assets	10,272
Current liabilities	303
Non-current liabilities	3,165
Total liabilities	3,468
10% Equity Value with non-controlling interests	(288)
Total consideration	¥ 7,092